Supplementary Financial Statement Information (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 27, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Financial Statement Information
Other Assets, Current			$ 2,371,913	$ 2,371,913	$ 3,594,942	$ 2,276,096	[1]
Other Liabilities, Current			9,141,870	$ 9,141,870		801,560	[1]
Description of other current liabilities component				more than 5 percent	more than 5 percent
Other payable to third party			5,100,000	$ 5,100,000	$ 4,600,000	600,000
$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Supplemental Financial Statement Information
Proceeds from convertible debt	$ 2,500,000	$ 633,805	1,800,000
ID Ventura 7 [Member]
Supplemental Financial Statement Information
Other receivable from third party	$ 600,000
PRC
Supplemental Financial Statement Information
Description of other current assets component				more than 5 percent	more than 5 percent
Operations deposits receivable from non controlling shareholder					$ 900,000
Other receivable from third party			$ 1,700,000	$ 1,700,000	$ 3,300,000	$ 2,200,000

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)